JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Summary Prospectuses and Prospectus dated November 1, 2019, as supplemented

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Managed Income Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Summary Prospectuses and Prospectuses dated

July 1, 2019, as supplemented

JPMorgan Emerging Markets Strategic Debt Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Summary Prospectuses and Prospectuses

dated March 1, 2020, as supplemented

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

Summary Prospectuses and Prospectuses

dated November 1, 2019, as supplemented

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

SUP-MF-COVID-420

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

Summary Prospectuses and Prospectuses

dated November 1, 2019, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

Summary Prospectuses and Prospectuses

dated November 1, 2019, as supplemented

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Summary Prospectuses and Prospectuses

dated July 1, 2019, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

JPMORGAN TRUST IV

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Research Enhanced Equity Fund

JPMorgan International Equity Plus Fund

JPMorgan International Hedged Equity Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan Funds

JPMorgan Macro Opportunities Fund

Prospectus dated April 7, 2020, as supplemented

JPMorgan SmartSpending 2050SM Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

J.P. Morgan Money Market Funds

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Summary Prospectus and Prospectus dated July 1, 2019, as supplemented

J.P. Morgan SMA Funds

JPMorgan Core Focus SMA Fund

JPMorgan Municipal SMA Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

Undiscovered Managers Behavioral Value Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE